Discontinued Operations (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 0.4	$ 0.8
Deferred compensation and other assets	1.1	2.9
Total assets	1.5	3.7
Liabilities:
Accrued compensation expense	0	2.5
Accrued expenses and other liabilities	1.0	1.6
Total liabilities	$ 1.0	$ 4.1